Other Assets and Other Financial Assets - Disclosure of Other Financial Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 MXN ($)
Categories of financial assets [abstract]
Non-current accounts receivable	$ 733			$ 511
Derivative financial instruments (see Note 20)	10,137			14,729
Investments in other entities	1,039
Others	164			105
Total other financial assets	$ 12,073	$ 615		$ 15,345

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3